Accounts Receivable, net - Schedule of Allowance for Doubtful Accounts and Credit Losses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 966,947	$ 123,180	$ 1,495,119
Write off	0	0	(1,318,165)
Addition	0	0	789,993
Recovery	(19,551)	(2,491)	0
Ending balance	$ 947,396	$ 120,689	$ 966,947